Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 1,483	$ 1,640
Disposed of property and equipment	527	107
Proceeds from sale of property and equipment	$ 67	$ 102